Supplement to the currently effective Statements of Additional Information for the listed Fund:

DWS Small Cap Core Fund

--------------------------------------------------------------------------------

Until on or about July 1, 2008, the following information replaces similar information contained in the "Management of the Fund" section of the Fund's Statements of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund's most recent fiscal year end.

                                                          Dollar Range of      Dollar Range Of All DWS
                                       Name of              Fund Shares              Fund Shares
Name of Fund                      Portfolio Manager            Owned                    Owned
------------                      -----------------            -----                    -----
DWS Small Cap Core Fund          Robert Wang                 $10,001-$50,000        $100,001 - $500,000
                                 Jin Chen                       $1-$10,000          $100,001 - $500,000
                                 Julie Abbett                $10,001-$50,000        $50,001 - $100,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account.
This information is provided as of the Fund's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                                              Number of      Total Assets of    Number of Investment
                                              Registered       Registered      Company Accounts with    Total Assets of
                       Name of Portfolio      Investment       Investment           Performance-          Performance-
Name of Fund                Manager           Companies         Companies            Based Fee         Based Fee Accounts
------------                -------           ---------         ---------            ---------         --------- --------

DWS Small Cap
Core Fund             Robert Wang                 40          $15,233,070,365            0                     $0
                      Jin Chen                    23          $11,463,234,748            0                     $0
                      Julie Abbett                23          $11,463,234,748            0                     $0




Other Pooled Investment Vehicles Managed:


                                                                                     Number of Pooled
                                              Number of                             Investment Vehicle     Total Assets of
                                                Pooled        Total Assets of         Accounts with         Performance-
                       Name of Portfolio      Investment     Pooled Investment         Performance-           Based Fee
Name of Fund                Manager            Vehicles           Vehicles              Based Fee             Accounts
------------                -------            --------           --------              ---------             --------

DWS Small Cap
Core Fund             Robert Wang               22              $699,278,407                2                 $291,834,605
                      Jin Chen                  4               $109,978,176                0                           $0
                      Julie Abbett              4               $109,978,176                0                           $0

Other Accounts Managed:

                                                                                     Number of Other       Total Assets of
                                                                                      Accounts with         Performance-
                       Name of Portfolio      Number of       Total Assets of          Performance-           Based Fee
Name of Fund                Manager         Other Accounts     Other Accounts           Based Fee             Accounts
------------                -------         --------------     --------------           ---------             --------

DWS Small Cap
Core Fund             Robert Wang                  43             $8,307,356,074            3                 $168,734,012
                      Jin Chen                      7               $587,361,734            0                           $0
                      Julie Abbett                  7               $587,361,734            0                           $0


               Please Retain This Supplement for Future Reference